Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Property and Equipment

The estimated useful lives of property and equipment are as follows:

Computer equipment and software	3 to 5 years
Furniture and fixtures	5 to 7 years
Lab equipment	5 to 7 years
Machinery and equipment	5 years
Leasehold improvements	5 to 17 years

Property and Equipment [Member]
Schedule of Property and Equipment

Property and equipment consist of the following (in thousands):

	December 31,
	2013	2012
Machinery and equipment	$4,412	$4,385
Furniture and fixtures	1,138	1,138
Lab equipment	2,138	2,138
Computer equipment and software	2,651	2,640
Leasehold improvements	1,844	1,839

Property and equipment	12,183	12,140
Less accumulated depreciation and amortization	(11,783)	(11,413)

Property and equipment, net	$400	$727